DEBT SECURITIES IN ISSUE (Details) - Later than one year [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
DEBT SECURITIES IN ISSUE (Details) [Line Items]
Debt instruments issued	£ 44,749	£ 41,749
The Bank [member]
DEBT SECURITIES IN ISSUE (Details) [Line Items]
Debt instruments issued	£ 32,923	£ 30,096